UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-4646
RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: August 31
Date of reporting period: May 31, 2010

Item 1. Schedule of Investments

Portfolio of Investments
RiverSource California Tax-Exempt Fund
May 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (98.1%)

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Advanced Refunded (1.9%)
Beaumont Financing Authority
Prerefunded Revenue Bonds
Series 2000A
09-01-32	7.375	1,955,000	$2,028,743
Los Angeles Harbor Department
Revenue Bonds
Series 1988 Escrowed to Maturity
10-01-18	7.600%	725,000	878,678

			2,907,421

Airport (1.4%)
County of Sacramento
Revenue Bonds
Senior Series 2009B
07-01-39	5.750	2,000,000	2,163,660

City (1.1%)
City of Martinez
Unlimited General Obligation Bonds
Election of 2008
Series 2009A
08-01-34	5.000	1,560,000	1,623,960

College (8.7%)
California Educational Facilities Authority
Revenue Bonds
Loyola Marymount University
Series 2010A
10-01-40	5.125	850,000	860,965
California Municipal Finance Authority
Revenue Bonds
Biola University
Series 2008
10-01-28	5.800	2,000,000	2,088,100
California Municipal Finance Authority
Revenue Bonds
Loma Linda University
Series 2007
04-01-32	4.750	2,300,000	2,177,157
California State University
Revenue Bonds
Systemwide
Series 2009A
11-01-29	5.250	3,000,000	3,193,290
California Statewide Communities Development Authority
Revenue Bonds
Polytechnic School
Series 2009
12-01-34	5.000	500,000	503,005
California Statewide Communities Development Authority
Revenue Bonds
Thomas Jefferson School of Law
Series 2008A
10-01-38	7.250	1,000,000	1,033,620

Issue	Coupon	Principal
description(b,c)	rate	amount		Value(a)
University of California
Revenue Bonds
Series 2008D
05-15-27	5.000	1,500,000		1,571,775
University of California
Revenue Bonds
Series 2009Q
05-15-34	5.000	1,750,000		1,823,448

Total				13,251,360

Electric (3.2%)
City of Vernon
Revenue Bonds
Series 2009A
08-01-21	5.125	1,500,000		1,573,530
Puerto Rico Electric Power Authority
Revenue Bonds
Series 2010XX
07-01-40	5.250	725,000	(f)	731,750
Walnut Energy Center Authority
Revenue Bonds
Series 2004A (AMBAC)
01-01-29	5.000	2,500,000		2,545,075

Total				4,850,355

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Health Care — Hospital (21.3%)
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars-Sinai Medical Center
Series 2005
11-15-34	5.000	1,525,000	1,474,828
California Health Facilities Financing Authority
Revenue Bonds
Adventist Health System West
Series 2009A
09-01-39	5.750	3,000,000	3,126,480
California Health Facilities Financing Authority
Revenue Bonds
Cedars-Sinai Medical Center
Series 2009
08-15-39	5.000	1,500,000	1,450,695
California Health Facilities Financing Authority
Revenue Bonds
Providence Health & Services
Series 2008C
10-01-28	6.250	500,000	567,705
10-01-38	6.500	1,500,000	1,695,480
California Health Facilities Financing Authority
Revenue Bonds
Providence Health & Services
Series 2009B
10-01-39	5.500	3,200,000	3,356,992
California Health Facilities Financing Authority
Revenue Bonds
Scripps Health
Series 2008A
10-01-22	5.000	3,250,000	3,410,192
California Health Facilities Financing Authority
Revenue Bonds
Sutter Health
Series 2008A
08-15-30	5.000	2,500,000	2,496,650
California Municipal Finance Authority
Revenue Bonds
Community Hospital Center
Series 2009
02-01-39	5.500	3,250,000	2,994,908
California Statewide Communities Development Authority
Revenue Bonds
Catholic Healthcare West
Series 2008B
07-01-30	5.500	1,975,000	2,045,172
California Statewide Communities Development Authority
Revenue Bonds
Daughters of Charity Health
Series 2005A
07-01-30	5.250	1,515,000	1,378,347
California Statewide Communities Development Authority
Revenue Bonds
John Muir Health
Series 2006A
08-15-32	5.000	2,450,000	2,373,168

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
California Statewide Communities Development Authority
Revenue Bonds
Kaiser Permanente
Series 2006B
03-01-45	5.250	1,000,000	979,570
City of Turlock
Certificate of Participation
Emanuel Medical Center
Series 2007A
10-15-31	5.125	3,930,000	3,395,480
Sierra View Local Health Care District
Revenue Bonds
Series 2007
07-01-37	5.250	2,000,000	1,884,320

Total			32,629,987

Housing — Other (1.0%)
California Statewide Communities Development Authority
Revenue Bonds
CHF — Irvine LLC — UCI East Campus
Series 2008
05-15-32	5.750	1,500,000	1,528,725

Housing — Single Family (1.3%)
California Housing Finance Agency
Revenue Bonds
Home Mortgage
Series 2006H (FGIC) A.M.T.
08-01-30	5.750	1,255,000	1,280,878
California Housing Finance Agency
Revenue Bonds
Home Mortgage
Series 2006K A.M.T.
02-01-42	5.500	720,000	733,572

Total			2,014,450

Lease (3.3%)
Los Angeles Municipal Improvement Corp.
Revenue Bonds
Series 2008B
09-01-38	5.000	3,000,000	3,003,780
San Mateo County Board of Education
Refunding Certificate of Participation
Series 2009
06-01-35	5.250	1,000,000	1,015,770

Western Placer Unified School District
Certificate of Participation
Series 2008 (Assured Guaranty)
08-01-32	4.750	1,000,000	964,060

Total			4,983,610

Miscellaneous Revenue (4.9%)
California Infrastructure & Economic Development Bank
Revenue Bonds
Series 2008
02-01-33	5.250	2,600,000	2,649,114

Issue	Coupon	Principal
description(b,c)	rate	amount		Value(a)
Golden State Tobacco Securitization Corp.
Asset-Backed Revenue Bonds
Senior Series 2007A-1
06-01-47	5.125	6,000,000		3,937,320
Golden State Tobacco Securitization Corp.
Prerefunded Revenue Bonds
Series 2003A-1
06-01-40	6.625	750,000		867,930

Total				7,454,364

Port District (0.7%)
Port of Oakland
Unrefunded Revenue Bonds
Series 2000K (NPFGC/FGIC) A.M.T.
11-01-18	5.625	995,000		995,796

School (14.5%)
Alhambra Unified School District
Unlimited General Obligation Bonds
Capital Appreciation
Zero Coupon
Series 1999A (AGM)
09-01-22	5.950	1,055,000	(d)	546,205
Centinela Valley Union High School District
Unlimited General Obligation Bonds
Series 2002A (NPFGC)
08-01-31	5.250	2,000,000		2,022,880
Chabot-Las Positas Community College District
Unlimited General Obligation Bonds
Capital Appreciation Election of 2004
Zero Coupon
Series 2006B (AMBAC)
08-01-19	4.745	1,000,000	(d)	654,650
Encinitas Union School District
Unlimited General Obligation Bonds
Capital Appreciation
Zero Coupon
Series 1996 (NPFGC)
08-01-15	5.850	2,500,000	(d)	2,108,525
Lakeside Union Elementary School District
Unlimited General Obligation Bonds
Series 2009
08-01-33	5.000	1,750,000		1,780,818
Los Angeles Community College District
Unlimited General Obligation Bonds
Election of 2001
Series 2008E-1
08-01-28	5.000	2,000,000		2,101,160
Menifee Union School District
Unlimited General Obligation Bonds
Election of 2008
Series 2008A
08-01-33	5.500	3,125,000		3,314,625
Merced Community College District
Refunding Revenue Bonds
School Facilities Financing Authority
Series 2006 (NPFGC)
08-01-21	5.000	700,000		788,655
San Bernardino Community College District
Unlimited General Obligation Bonds
Election of 2002
Series 2008A
08-01-33	6.250	1,000,000		1,129,460
San Diego Community College District
Unlimited General Obligation Bonds
Election of 2006
Series 2007 (AGM)
08-01-30	5.000	2,500,000		2,614,775

Issue	Coupon	Principal
description(b,c)	rate	amount		Value(a)
San Juan Unified School District
Unlimited General Obligation Bonds
Capital Appreciation
Zero Coupon
Series 1999 (AGM)
08-01-21	5.680	820,000	(d)	467,498
08-01-24	5.700	1,810,000	(d)	808,599
San Mateo County Community College District
Unlimited General Obligation Bonds
Election of 2001
Series 2002A (NPFGC/FGIC)
09-01-18	5.375	1,000,000	(g)	1,085,070
Simi Valley School Financing Authority
Refunding Revenue Bonds
Unified School District
Series 2007 (AGM)
08-01-23	5.000	1,500,000		1,650,180
Twin Rivers Unified School District
Unlimited General Obligation Bonds
Election of 2006
Series 2008 (AGM)
08-01-25	5.000	1,000,000		1,064,070

Total				22,137,170

Special District — Assessment (1.0%)
Anaheim Community Facilities District No. 06-2
Special Tax Bonds
Stadium Lofts
Series 2007
09-01-37	5.000	1,000,000		805,170
Orange Unified School District No. 2005-2 Community Facilities
Special Tax Bonds
Del Rio School Facilities
Series 2007
09-01-37	5.000	1,000,000		789,300

				1,594,470

Issue	Coupon	Principal
description(b,c)	rate	amount		Value(a)
Special District — Tax Allocation (11.6%)
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town-Kern Pioneer
Series 2009A
08-01-29	7.500	1,650,000		1,639,803
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Southeast Bakersfield
Series 2009B
08-01-29	7.250	740,000		749,272
Folsom Redevelopment Agency
Tax Allocation Bonds
Central Folsom Redevelopment Project
Series 2009
08-01-29	5.125	800,000		784,152
08-01-36	5.500	800,000		794,440
Inglewood Redevelopment Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Series 1998A (AMBAC)
05-01-23	5.250	1,100,000		1,086,734
Lammersville School District No. 2002 Community Facilities
Special Tax Bonds
Mountain House
Series 2006
09-01-35	5.125	1,000,000		796,030
Oakley Redevelopment Agency
Subordinated Revenue Bonds
Oakley Redevelopment Project Area
Series 2008A (AMBAC)
09-01-38	5.000	1,750,000		1,547,613
Palmdale Civic Authority
Refunding Revenue Bonds
Redevelopment Project No. 1
Series 2009A
07-01-27	6.000	2,780,000		2,927,006
Pittsburg Redevelopment Agency
Tax Allocation Bonds
Los Medanos Community Development Project
Zero Coupon
Series 1999 (AMBAC)
08-01-24	6.050	2,100,000	(d)	856,737
Rancho Cucamonga Redevelopment Agency
Tax Allocation Bonds
Housing Set Aside
Series 2007A (NPFGC)
09-01-34	5.000	2,200,000		2,006,818

Riverside County Redevelopment Agency
Tax Allocation Bonds
Housing
Series 2010A
10-01-39	6.000	1,350,000	(h)	1,366,470
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay North Redevelopment
Series 2009C
08-01-29	6.000	500,000		526,615
08-01-39	6.500	1,625,000		1,752,839
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment
Series 2009D
08-01-29	6.375	500,000		531,885

San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Redevelopment Projects
Series 2009B
08-01-28	6.125	310,000		332,791

Total				17,699,205

State (13.4%)
State of California
Unlimited General Obligation Bonds
Series 2003
02-01-21	5.000	3,000,000		3,097,591
State of California
Unlimited General Obligation Bonds
Series 2004
02-01-22	5.000	1,000,000		1,033,020

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2003
11-01-24	5.125	2,000,000	2,058,620
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2010
03-01-24	5.250	1,000,000	1,062,940
03-01-30	5.250	1,000,000	1,021,360
03-01-40	5.500	2,000,000	2,049,900
State of California
Unlimited General Obligation Bonds
Veterans
Series 2000BJ-RMKT A.M.T.
12-01-12	4.950	1,000,000	1,022,180
12-01-13	5.050	1,435,000	1,464,834
12-01-14	5.150	2,535,000	2,583,342
State of California
Unlimited General Obligation Refunding Bonds
Series 2007
08-01-30	4.500	3,340,000	3,073,301
State of California
Unlimited General Obligation Refunding Bonds
Various Purpose
Series 2008
04-01-38	5.000	2,000,000	1,924,300
State of California
Unrefunded Unlimited General Obligation Bonds
Series 2004
04-01-29	5.300	2,000	2,031

Total			20,393,419

Water & Sewer (8.9%)
Anaheim Public Financing Authority
Revenue Bonds
Series 2007 (NPFGC)
02-01-33	4.750	2,795,000	2,812,301
Eastern Municipal Water District
Certificate of Participation
Series 2008H
07-01-33	5.000	1,000,000	1,033,560
Eastern Municipal Water District
Special Tax Bonds
District No. 2004-27 Cottonwood
Series 2006
09-01-27	5.000	200,000	173,618
09-01-36	5.000	500,000	409,315
Los Angeles Department of Water & Power
Revenue Bonds
Series 2009A
07-01-34	5.375	2,495,000	2,704,505
Rowland Water District
Certificate of Participation
Recycled Water Project
Series 2008
12-01-39	6.250	2,235,000	2,439,614
Semitropic Improvement District
Revenue Bonds
Series 2004A (XLCA)
12-01-28	5.000	2,000,000	2,043,660

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Turlock Public Financing Authority
Revenue Bonds
Series 2008
05-01-32	4.750	2,000,000	2,005,180

Total			13,621,753

Total Municipal Bonds (Cost: $146,646,787)			$149,849,705

Municipal Notes (1.6%)

		Amount
Issue	Effective	payable at
description(b,c,e)	yield	maturity	Value(a)
City of Irvine
Limited Obligation Special Assessment Bonds
District No. 93-14
V.R.D.N. Series 2000 (Bank of America)
09-02-25	0.270%	$2,500,000	$2,500,000

Total Municipal Notes
(Cost: $2,500,000)			$2,500,000

Money Market Fund (0.5%)

	Shares	Value(a)
JPMorgan Tax-Free Money Market Fund	785,099	$785,099

Total Money Market Fund (Cost: $785,099)		$785,099

Total Investments in Securities (Cost: $149,931,886)(i)		$153,134,804

Investments in Derivatives
Futures Contracts Outstanding at May 31, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Treasury Note, 5-year	(16)	$(1,879,000)	July 2010	$(30,274)
U.S. Treasury Note, 5-year	(16)	(1,866,750)	Oct. 2010	(3,774)
U.S. Treasury Note, 10-year	(9)	(1,086,047)	June 2010	(32,643)
U.S. Treasury Note, 10-year	(31)	(3,716,125)	Sept. 2010	(15,343)

Total				$(82,034)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2010.

(b)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA	— ACA Financial Guaranty Corporation

AGM	— Assured Guaranty Municipal Corporation

AMBAC	— Ambac Assurance Corporation

BHAC	— Berkshire Hathaway Assurance Corporation

BIG	— Bond Investors Guarantee

BNY	— Bank of New York

CGIC	— Capital Guaranty Insurance Company

CIFG	— IXIS Financial Guaranty

FGIC	— Financial Guaranty Insurance Company

FHA	— Federal Housing Authority

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

GNMA	— Government National Mortgage Association

MGIC	— Mortgage Guaranty Insurance Corporation

NPFGC	— National Public Finance Guarantee Corporation

TCRS	— Transferable Custodial Receipts

XLCA	— XL Capital Assurance

(c)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	— Alternative Minimum Tax — At May 31, 2010, the value of securities subject to alternative minimum tax represented 5.29% of net assets.

B.A.N.	— Bond Anticipation Note

C.P.	— Commercial Paper

R.A.N.	— Revenue Anticipation Note

T.A.N.	— Tax Anticipation Note

T.R.A.N.	— Tax & Revenue Anticipation Note

V.R.	— Variable Rate

V.R.D.B.	— Variable Rate Demand Bond

V.R.D.N.	— Variable Rate Demand Note

(d)	For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(e)	The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2010.

(f)	Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. Municipal securities represented 0.48% of net assets at May 31, 2010.

(g)	At May 31, 2010, investments in securities included securities valued at $110,429 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(h)	At May 31, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $1,362,785.

(i)	At May 31, 2010, the cost of securities for federal income tax purposes was approximately $149,932,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$5,960,000
Unrealized depreciation	(2,757,000)

Net unrealized appreciation	$3,203,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2010:

	Fair value at May 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs	inputs	Total

Bonds
Municipal Bonds	$—	$149,849,705	$—	$149,849,705

Total Bonds	—	149,849,705	—	149,849,705

Other
Municipal Notes	—	2,500,000	—	2,500,000
Unaffiliated Money Market Fund (b)	785,099	—	—	785,099

Total Other	785,099	2,500,000	—	3,285,099

Investments in Securities	785,099	152,349,705	—	153,134,804
Other Financial Instruments (c)	(82,034)	—	—	(82,034)

Total	$703,065	$152,349,705	$—	$153,052,770

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at May 31, 2010.

(c)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource California Tax-Exempt Trust
By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer
Date July 29, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer
Date July 29, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer
Date July 29, 2010